Cover	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2025
Entity File Number	000-55778
Entity Registrant Name	MOODY NATIONAL REIT II, INC.
Entity Central Index Key	0001615222
Entity Address, Address Line One	Moody National Companies
Entity Address, Address Line Two	9655 Katy Freeway
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	977-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Entity Emerging Growth Company	false